SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-34099)
  UNDER THE SECURITIES ACT OF 1933                                 [X]

 Pre-Effective Amendment No.                                       [ ]

 Post-Effective Amendment No. 68                                   [X]

and

REGISTRATION STATEMENT (No. 811-1796)
 UNDER THE INVESTMENT COMPANY ACT OF 1940                          [X]

 Amendment No. 68                                                  [X]

Fidelity Destiny Portfolios
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (x) on (November 26, 1999) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (   ) pursuant to paragraph (a)(1) of Rule 485
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, AND THE
SECURITIES AND EXCHANGE COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FIDELITY(REGISTERED TRADEMARK)

DESTINY PORTFOLIOS

DESTINY I - CLASS O
(Fund 006,    CUSIP     316127109)

DESTINY II - CLASS O
(Fund 306,    CUSIP     316127208)

   S    hares of Class O of each fund    are only available to the
general public     through Fidelity Systematic Investment Plans:
Destiny Plans I: O and Destiny Plans II: O (the "   Destiny     Plans"
or a "   Destiny     Plan"), a unit investment trust. Details of the
   Destiny     Plans, including the Creation and Sales Charges and the
Custodian Fees, are discussed in the prospectus for the    Destiny
    Plans. Prospective investors should read this prospectus in
conjunction with the    Destiny     Plans' prospectus.

PROSPECTUS
NOVEMBER 26,    1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             F-3   INVESTMENT SUMMARY

                         F-4   PERFORMANCE

                         F-6   FEE TABLE

FUND BASICS              F-8   INVESTMENT DETAILS

                         F-9   VALUING SHARES

SHAREHOLDER INFORMATION  F-11  BUYING AND SELLING SHARES

                         F-14  EXCHANGING SHARES

                         F-14  ACCOUNT FEATURES AND POLICIES

                         F-16  DIVIDENDS AND CAPITAL GAIN
                               DISTRIBUTIONS

                         F-17 TAX CONSEQUENCES

FUND SERVICES            F-18  FUND MANAGEMENT

                         F-19  FUND DISTRIBUTION

APPENDIX                 F-20  FINANCIAL HIGHLIGHTS

                         F-22  ADDITIONAL PERFORMANCE
                               INFORMATION

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of
similar funds over various periods of time    and also illustrates the
performance of the Destiny Plans. Returns for each fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees was included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees.
    Returns are based on past results and are not an indication of
future performance   .

YEAR-BY-YEAR RETURNS

DESTINY I - CLASS O


Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                25.54%  -3.15%  38.92%  15.15%  26.42%  4.43%  36.95%  18.55%  30.92%  25.63%




Percentage
(%)
Row: 1, Col: 1, Value: 25.54
Row: 2, Col: 1, Value: -3.15
Row: 3, Col: 1, Value: 38.92
Row: 4, Col: 1, Value: 15.15
Row: 5, Col: 1, Value: 26.42
Row: 6, Col: 1, Value: 4.430000000000001
Row: 7, Col: 1, Value: 36.95
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 30.92
Row: 10, Col: 1, Value: 25.63

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY I, THE
HIGHEST RETURN FOR A QUARTER WAS    21.23    % (QUARTER ENDING
   MARCH 31    ,    1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -18.64    % (QUARTER ENDING    SEPTEMBER 30    ,    1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY I WAS    -1.52    %.

DESTINY II - CLASS O


Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                26.41%  -2.52%  41.42%  15.48%  26.81%  4.48%  35.96%  17.86%  29.64%  28.11%




Percentage
(%)
Row: 1, Col: 1, Value: 26.41
Row: 2, Col: 1, Value: -2.52
Row: 3, Col: 1, Value: 41.42
Row: 4, Col: 1, Value: 15.48
Row: 5, Col: 1, Value: 26.81
Row: 6, Col: 1, Value: 4.48
Row: 7, Col: 1, Value: 35.96
Row: 8, Col: 1, Value: 17.86
Row: 9, Col: 1, Value: 29.64
Row: 10, Col: 1, Value: 28.11

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY II, THE
HIGHEST RETURN FOR A QUARTER WAS    25.56    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -20.41    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY II WAS    3.58    %.

AVERAGE ANNUAL RETURNS    - FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O           25.63%       22.77%        21.23%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%

DESTINY II - CLASS O          28.11%       22.69%        21.65%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%


   AVERAGE ANNUAL RETURNS - PLANS

   The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.


For the periods ended   Past 1 year  Past 5 years  Past 10 years  Past 15 years/ Life of Plan
December 31, 1998

Destiny Plans I: O       -39.95%      18.34%        19.64%         18.28%

Destiny Plans II: O      -38.76%      18.27%        20.05%         22.10%A



   A FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS
O).

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold, or sell Class O shares of a fund    but does not
reflect the Destiny Plan Creation and Sales Charges and Custodian
Fees    . The annual class operating expenses provided below for Class
O do not reflect the effect of any reduction of certain expenses during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                         Class O

Sales charge (load) on                   NONE
purchases and reinvested
distributions

Deferred sales charge (load)             NONE
on redemptions


ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Class O

Destiny I   Management fee                0.29%

            Distribution and Service      NONE
            (12b-1) fee

            Other expenses                0.03%

            TOTAL ANNUAL CLASS OPERATING  0.32%
            EXPENSES

Destiny II  Management fee                0.45%

            Distribution and Service      NONE
            (12b-1) fee

            Other expenses                0.03%

            TOTAL ANNUAL CLASS OPERATING  0.48%
            EXPENSES


A portion of the brokerage commissions that a fund pays is used to
reduce that fund's expenses. In addition,    through arrangements with
each funds'     custodian and transfer agent   ,     credits realized
as a result of uninvested cash balances are used to reduce custodian
and transfer agent expenses. Including these reduction   s    , the
total Class O operating expenses would have been    0.31    % for
   Destiny I     and    0.47    % for    Destiny II.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class O's annual return is 5% and that your shareholder fees and Class O's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                      Class O

Destiny I   1 year    $ 33

            3 years   $ 103

            5 years   $ 180

            10 years  $ 406

Destiny II  1 year    $ 49

            3 years   $ 154

            5 years   $ 269

            10 years  $ 604


FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short-term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react
differently from "value" stocks. Issuer, political   ,     or economic
developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial        condition of
an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to
company, political   ,     or economic developments and can decline
significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

DESTINY I seeks capital growth.

DESTINY II seeks capital growth.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single
share. Fidelit   y     normally calculates Class O's NAV as of the
close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). Each fund's assets are valued as of this time for the purpose of computing Class O's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

   To contact Fidelity for     account, product and service
information, please use the following phone numbers:

(small solid bullet) Nationally (toll-free), 1-800-433-0734 (8:30 a.m.
- 7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) In Alaska or Overseas (call collect),
1-617-   330-3183     (8:00 a.m. - 6:00 p.m. Eastern time, Monday
through Friday).

Please use the following address   es    :

SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class O shares of the funds through a retirement account or sell Class O shares through an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class O shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class O shares of a fund, including a transaction fee if you sell Class O shares of
   a     fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

Each fund has an agreement with Fidelity Distributors Corporation
(FDC) under which the fund issues shares at NAV to State Street Bank
and Trust Company (State Street) as Custodian for the    Destiny
    Plans. Generally, State Street will hold all shares of each fund
unless a Planholder    elects to hold     fund shares directly after
   completing or     terminating a    Destiny     Plan. The terms of
the offering of the    Destiny     Plans are contained in the
   Destiny     Plans' prospectus.    E    ach fund will only offer its
shares    to the general public     through the    Destiny
Plans.    The fund also offers its shares to a particular retirement plan.

The price to buy one share of Class O is the class's NAV. Class O shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

KEY INFORMATION

WIRE             TO OPEN AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" to set up your
                 account and to arrange a
                 wire transaction.

                 TO ADD TO AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" for instructions.


SELLING SHARES

The following discussion relates only to those investors who hold
shares of    a     fund directly.

The price to sell one share of Class O is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

KEY INFORMATION

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Systematic Exchange
                             Program to exchange to Class
                             A or Class T of a Fidelity
                             Advisor fund.

                             (small solid bullet) Use
                             Fidelity Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class O account.

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to other Fidelity funds or
                             to Class A or Class T of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL Fidelity Investments    INDIVIDUAL, JOINT TENANTS,
P.O. Box 770002 Cincinnati,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a    Class O     shareholder, you have the privilege of exchanging
shares of a fund for shares of other Fidelity funds   ,     including
Class A or Class T of the Fidelity Advisor funds. The exchange
privilege is available only to those    investors     who    hold
shares of    a     fund directly.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following shareholder services are applicable only to those
   investors     who hold shares of a fund directly.

AUTOMATIC WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY SYSTEMATIC EXCHANGE
PROGRAM TO MOVE MONEY FROM
CLASS O TO CLASS A OR CLASS
T OF A FIDELITY ADVISOR FUND.

MINIMUM                            FREQUENCY                   PROCEDURES

$100                               Monthly, quarterly,         (small solid bullet) To set
                                   semi-annually, or annually  up, call your investment
                                                               professional or call
                                                               Fidelity at the appropriate
                                                               number found in "General
                                                               Information" after both
                                                               accounts are opened.

                                                               (small solid bullet) To make
                                                               changes, call your
                                                               investment professional or
                                                               call Fidelity at the
                                                               appropriate number found in
                                                               "General Information." Call
                                                               at least 2 business days
                                                               prior to your next scheduled
                                                               exchange date.

                                                               (small solid bullet) The
                                                               account from which the
                                                               exchanges are to be
                                                               processed must have a
                                                               minimum balance of $10,000.
                                                               The account into which the
                                                               exchange is being processed
                                                               must have a minimum balance
                                                               of $1,000.




FIDELITY SYSTEMATIC WITHDRAWAL PROGRAM
TO SET UP PERIODIC REDEMPTIONS FROM
YOUR CLASS O ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.



MINIMUM  MAXIMUM  FREQUENCY               PROCEDURES

$100     $50,000  Monthly, quarterly, or  (small solid bullet) Accounts
                  semi-annually           with a value of $10,000 or
                                          more in Class O shares are
                                          eligible for this program.

                                          (small solid bullet) To set
                                          up, call your investment
                                          professional or call
                                          Fidelity at the appropriate
                                          number found in "General
                                          Information" for instructions.

                                          (small solid bullet) To make
                                          changes, call your
                                          investment professional or
                                          call Fidelity at the
                                          appropriate number found in
                                          "General Information." Call
                                          at least 10 business days
                                          prior to your next scheduled
                                          withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

   WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call Fidelity at    1-888-622-3175     if you need additional
copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

DISTRIBUTION OPTIONS

The following distribution options are applicable only to those
   investors     who hold shares of a fund directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class O's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Class O shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Class O shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while each     fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in a fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 25, 1999    , FMR had approximately $   521.7
    billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide
investment advisory services for    each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also
provide investment advisory services for    each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

George Vanderheiden is vice president and manager of Destiny I which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Beth Terrana is vice president and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security,
industry   ,     or market sector. The views expressed by any such
person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1999, the group fee rate was    0.2801    % for Destiny
I and the group fee rate was    0.2801    % for Destiny II. The
individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny
II.

The basic fee for Destiny I and Destiny II for the fiscal year ended
September 30, 1999 was    0.45    % and    0.58    %, respectively, of
the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1999,
was    0.29    % of the fund's average net assets for Destiny I and
   0.45    % of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class O's shares.

Class O of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class O.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you
    understand Class O's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an
investor would have earned (or        lost) on an investment in the
   class     (assuming reinvestment of all dividends and
distributions). This        information has been audited by
   Deloitte & Touche LLP (1999 annual information only)    ,
independent accountants, whose reports, along with each fund's
financial highlights and financial statements, are included in    each
fund's     annual report.    Annual information prior to 1999 was
audited by PricewaterhouseCoopers LLP.     A free copy of    each
annual report is available upon request.

   DESTINY I - CLASS O


Years ended September 30,        1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.58      $ 25.08      $ 20.41      $ 18.78      $ 17.70
period

Income from Investment
Operations

 Net investment income            .42 C        .44 C        .49 C        .45          .41

 Net realized and unrealized      4.13         1.56         6.36         2.42         3.54
gain (loss)

 Total from investment            4.55         2.00         6.85         2.87         3.95
operations

Less Distributions

 From net investment income       (.42)        (.47)        (.45)        (.43)        (.34)

 From net realized gain           (2.17)       (2.03)       (1.73)       (.81)        (2.53)

 Total distributions              (2.59)       (2.50)       (2.18)       (1.24)       (2.87)

Net asset value, end of period   $ 26.54      $ 24.58      $ 25.08      $ 20.41      $ 18.78

TOTAL RETURN A,B                  18.99%       8.72%        36.29%       16.04%       27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,977,155  $ 6,206,058  $ 5,960,742  $ 4,565,482  $ 4,053,389
(000 omitted)

Ratio of expenses to average      .32%         .33%         .39%         .65%         .68%
net assets

Ratio of expenses to average      .31% D       .33%         .38% D       .65%         .68%
net assets after expense
reductions

Ratio of net investment           1.55%        1.71%        2.20%        2.40%        2.35%
income to average net assets

Portfolio turnover                36%          27%          32%          42%          55%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS.

   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   DESTINY II - CLASS O


Years ended September 30,        1999         1998         1997         1996 E       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.07      $ 14.40      $ 11.61      $ 10.57      $ 9.52
period

Income from Investment
Operations

 Net investment income            .12 C        .18 C        .27 C        .24          .22

 Net realized and unrealized      3.73         .71          3.52         1.34         1.99
gain (loss)

 Total from investment            3.85         .89          3.79         1.58         2.21
operations

Less Distributions

 From net investment income       (.12)        (.25)        (.25)        (.22)        (.17)

 From net realized gain           (3.04)       (.97)        (.75)        (.32)        (.99)

 Total distributions              (3.16)       (1.22)       (1.00)       (.54)        (1.16)

Net asset value, end of period   $ 14.76      $ 14.07      $ 14.40      $ 11.61      $ 10.57

TOTAL RETURN A,B                  30.06%       6.64%        34.72%       15.43%       26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,226,303  $ 3,969,409  $ 3,609,144  $ 2,538,407  $ 2,031,762
(000 omitted)

Ratio of expenses to average      .48%         .48%         .54%         .78%         .80%
net assets

Ratio of expenses to average      .47% D       .48%         .53% D       .78%         .80%
net assets after expense
reductions

Ratio of net investment           .79%         1.23%        2.11%        2.38%        2.33%
income to average net assets

Portfolio turnover                77%          106%         35%          37%          52%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS.

   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   E PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID JUNE 21, 1996.

   ADDITIONAL PERFORMANCE INFORMATION

   Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Large-Cap Supergroup Average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares each fund's Class O performance to two new Lipper comparison categories.

   AVERAGE ANNUAL RETURNS

For the periods ended         Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O            25.63%       22.77%        21.23%

Lipper Large-Cap Value Funds   18.75%       19.93%        16.50%
Average

Lipper Large-Cap Supergroup    27.83%       20.98%        17.68%
Average

DESTINY II - CLASS O           28.11%       22.69%        21.65%

Lipper Large-Cap Core Funds    25.61%       20.69%        17.42%
Average

Lipper Large-Cap Supergroup    27.83%       20.98%        17.68%
Average












[This Page Intentionally Left Blank]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
   1-888-622-3175    .

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-1796

   Fidelity, Fidelity Investments & (Pyramid) Design and Fidelity
Investments are registered trademarks of FMR Corp    .

The third party marks appearing above are the marks of their respective owners.

                                                     DES-pro-1199

LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, AND THE
SECURITIES AND EXCHANGE COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FIDELITY(REGISTERED TRADEMARK)

DESTINY PORTFOLIOS

DESTINY I - CLASS N
(   F    und 395,    CUSIP     316127307)

DESTINY II - CLASS N
(   F    und 396,    CUSIP     316127406)

Shares of Class N of each fund    are only available to the general
publi    c through Fidelity Systematic Investment Plans: Destiny Plans
I: N and Destiny Plans II: N (the "   Destiny     Plans" or a
"   Destiny     Plan"), a unit investment trust. Details of the
   Destiny     Plans, including the Creation and Sales Charges, are
discussed in the prospectus for the    Destiny     Plans. Prospective
investors should read this prospectus in conjunction with the
   Destiny     Plans' prospectus   .

PROSPECTUS
NOVEMBER 26,    1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             F-3   INVESTMENT SUMMARY

                         F-4   PERFORMANCE

                         F-6   FEE TABLE

FUND BASICS              F-8   INVESTMENT DETAILS

                         F-9   VALUING SHARES

SHAREHOLDER INFORMATION  F-11  BUYING AND SELLING SHARES

                         F-14  EXCHANGING SHARES

                         F-14  ACCOUNT FEATURES AND POLICIES

                         F-16  DIVIDENDS AND CAPITAL GAIN
                               DISTRIBUTIONS

                         F-17  TAX CONSEQUENCES

FUND SERVICES            F-18  FUND MANAGEMENT

                         F-19  FUND DISTRIBUTION

APPENDIX                 F-21  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of
similar funds over various periods of time    and also illustrates the
performance of the Destiny Plan    s.    Returns for each fund do not
include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees was included. The returns for the Destiny Plans do include the effect of the Destiny Plan (Class O) Creation and Sales
Charges and Custodian Fees.     Returns are based on past results and
are not an indication of        future performance.

Performance history will be available for Class N after Class N has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

DESTINY I - CLASS O


Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                25.54%  -3.15%  38.92%  15.15%  26.42%  4.43%  36.95%  18.55%  30.92%  25.63%




Percentage
(%)
Row: 1, Col: 1, Value: 25.54
Row: 2, Col: 1, Value: -3.15
Row: 3, Col: 1, Value: 38.92
Row: 4, Col: 1, Value: 15.15
Row: 5, Col: 1, Value: 26.42
Row: 6, Col: 1, Value: 4.430000000000001
Row: 7, Col: 1, Value: 36.95
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 30.92
Row: 10, Col: 1, Value: 25.63

   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY I, WHICH IS NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY I, THE
HIGHEST RETURN FOR A QUARTER WAS    21.23    % (QUARTER ENDING
   MARCH 31    ,    1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -18.64    % (QUARTER ENDING    SEPTEMBER 30    ,    1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY I WAS    -1.52    %.

DESTINY II - CLASS O


Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                26.41%  -2.52%  41.42%  15.48%  26.81%  4.48%  35.96%  17.86%  29.64%  28.11%




Percentage
(%)
Row: 1, Col: 1, Value: 26.41
Row: 2, Col: 1, Value: -2.52
Row: 3, Col: 1, Value: 41.42
Row: 4, Col: 1, Value: 15.48
Row: 5, Col: 1, Value: 26.81
Row: 6, Col: 1, Value: 4.48
Row: 7, Col: 1, Value: 35.96
Row: 8, Col: 1, Value: 17.86
Row: 9, Col: 1, Value: 29.64
Row: 10, Col: 1, Value: 28.11

   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY II, WHICH IS NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY II, THE
HIGHEST RETURN FOR A QUARTER WAS    25.56    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -20.41    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY II WAS    3.58    %.

AVERAGE ANNUAL RETURNS - FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O           25.63%       22.77%        21.23%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%

DESTINY II - CLASS O          28.11%       22.69%        21.65%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%


   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY I AND DESTINY II, WHICH ARE NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

   AVERAGE ANNUAL RETURNS - PLANS

   The returns in the following table include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.


For the periods ended  Past 1 year  Past 5 years  Past 10 years  Past 15 years/ Life of Plan
December 31, 1998

Destiny Plans I: O      -39.95%      18.34%        19.64%         18.28%

Destiny Plans II: O     -38.76%      18.27%        20.05%         22.10%A



   A FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS
O).

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold, or sell Class N shares of a fund    but does not
reflect the Destiny Plan Creation and Sales Charges    . The annual
class operating expenses provided below for Class N are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                          Class N

Sales charge (load) on                    NONE
purchases and reinvested
distributions

Deferred sales charge (load)              NONE
on redemptions


ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Class N

Destiny I   Management fee                0.29%

            Distribution and Service      0.25%
            (12b-1) fee (including 0.25%
            Service fee)

            Other expenses                0.65%

            TOTAL ANNUAL CLASS OPERATING  1.19%
            EXPENSES

Destiny II  Management fee                0.45%

            Distribution and Service      0.25%
            (12b-1) fee (including 0.25%
            Service fee)

            Other expenses                0.66%

            TOTAL ANNUAL CLASS OPERATING  1.36%
            EXPENSES


This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class N's annual return is 5% and that your shareholder fees and Class N's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


                      Class N

Destiny I   1 year    $ 121

            3 years   $ 378

            5 years   $ 654

            10 years  $ 1,443

Destiny II  1 year    $ 138

            3 years   $ 431

            5 years   $ 745

            10 years  $ 1,635


FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short-term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react
differently from "value" stocks. Issuer, political   ,     or economic
developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to
company, political   ,     or economic developments and can decline
significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

DESTINY I seeks capital growth.

DESTINY II seeks capital growth.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class N's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class N's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

   To contact Fidelity for     account, product and service
information, please use the following phone numbers:

(small solid bullet) Nationally (toll-free), 1-800-433-0734 (8:30 a.m.
- 7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) In Alaska or Overseas (call collect),
1-617-   330-3183     (8:00 a.m. - 6:00 p.m. Eastern time, Monday
through Friday).

Please use the following addresses:

SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may sell Class N shares    of the funds     through an investment
professional. When you invest through an investment professional, the
procedures for    selling and exchanging     Class N shares of a fund
and the account features and policies may differ. Additional fees may also apply to your investment in Class N shares of a fund, including a transaction fee if you sell Class N shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

Each fund has an agreement with Fidelity Distributors Corporation
(FDC) under which the fund issues shares at NAV to State Street Bank
and Trust Company (State Street) as Custodian for the    Destiny
Plans. Generally, State Street will hold all shares of each fund
unless a Planholder    elects to hold     fund shares directly
   after completing o    r terminating a    Destiny     Plan. The
terms of the offering of the    Destiny     Plans are contained in the
   Destiny     Plans' prospectus.    E    ach fund will only offer its
shares to the g   eneral public     through the    Destiny     Plans.

The price to buy one share of Class N is the class's NAV. Class N shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

KEY INFORMATION

WIRE             TO OPEN AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" to set up your
                 account and to arrange a
                 wire transaction.

                 TO ADD TO AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" for instructions.

SELLING SHARES

The following discussion relates only to those investors who hold
shares of    a     fund directly.

The price to sell one share of Class N is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

KEY INFORMATION

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Systematic Exchange
                             Program to exchange to Class
                             A or Class T of a Fidelity
                             Advisor fund.

                             (small solid bullet) Use
                             Fidelity Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class N account.

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to Class A or Class T of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL Fidelity Investments    INDIVIDUAL, JOINT TENANTS,
P.O. Box 770002 Cincinnati,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number fund in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a    Class N     shareholder, you have the privilege of exchanging
shares of a fund for Class A or Class T shares of the Fidelity Advisor
funds. The exchange privilege is available only to those    investors
    who    hold     shares of    a     fund directly.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose
trading fees of up to    1.00%     of the amount exchanged. Check each
fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following shareholder services are applicable only to those
   investors who     hold shares of a fund directly.

AUTOMATIC WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY SYSTEMATIC EXCHANGE
PROGRAM TO MOVE MONEY FROM
CLASS N TO CLASS A OR CLASS
T OF A FIDELITY ADVISOR FUND.

MINIMUM                            FREQUENCY                   PROCEDURES

$100                               Monthly, quarterly,         (small solid bullet) To set
                                   semi-annually, or annually  up, call your investment
                                                               professional or call
                                                               Fidelity at the appropriate
                                                               number found in "General
                                                               Information" after both
                                                               accounts are opened.

                                                               (small solid bullet) To make
                                                               changes, call your
                                                               investment professional or
                                                               call Fidelity at the
                                                               appropriate number found in
                                                               "General Information." Call
                                                               at least 2 business days
                                                               prior to your next scheduled
                                                               exchange date.

                                                               (small solid bullet) The
                                                               account from which the
                                                               exchanges are to be
                                                               processed must have a
                                                               minimum balance of $10,000.
                                                               The account into which the
                                                               exchange is being processed
                                                               must have a minimum balance
                                                               of $1,000.


FIDELITY SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS N ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.

MINIMUM  MAXIMUM  FREQUENCY                PROCEDURES

$100     $50,000  Monthly, quarterly or    (small solid bullet) Accounts
                  semi-annually            with a value of $10,000 or
                                           more in Class N shares are
                                           eligible for this program.

                                           (small solid bullet) To set
                                           up, call your investment
                                           professional or call
                                           Fidelity at the appropriate
                                           number found in "General
                                           Information" for instructions.

                                           (small solid bullet) To make
                                           changes, call your
                                           investment professional or
                                           call Fidelity at the
                                           appropriate number found in
                                           "General Information." Call
                                           at least 10 business days
                                           prior to your next scheduled
                                           withdrawal date.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO    PURCHASE AND     SELL SHARES VIA THE FEDERAL RESERVE WIRE
SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call Fidelity at    1-888-622-3175     if you need additional
copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

DISTRIBUTION OPTIONS

The following distribution options are applicable only to those
   investors     who hold shares of the funds directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class N's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Class N shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Class N shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while each     fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in a fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

   FMR     is each fund's manager.

As of    March 25, 1999    , FMR had approximately    $521.7
    billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide
investment advisory services for    each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also
provide investment advisory services for    each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

George Vanderheiden is vice president and manager of Destiny I which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Beth Terrana is vice president and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security,
industry   ,     or market sector. The views expressed by any such
person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1999, the group fee rate was    0.2801    % for Destiny
I and the group fee rate was    0.2801    % for Destiny II. The
individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny
II.

   The basic fee for Destiny I and Destiny II for the fiscal year ended September 30, 1999 was 0.45% and 0.58%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1999,
was    0.29    % of the fund's average net assets for Destiny I and
   0.45    % of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

   FD    C distributes Class N's shares.

Class N of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class N of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class N shares. Class N of each fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Board of Trustees has not approved such payments. The Board of Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class N's average net assets when the Trustees believe that it is in the best interests of Class N shareholders to do so.

In addition, pursuant to each Class N plan, Class N of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class N's average net assets throughout the month for providing shareholder support services.

FDC may reallow to intermediaries (such as banks, broker-dealers and
other service-providers)   ,     including its affiliates, up to the
full amount of the Class N 12b-1 (service) fee for providing shareholder support services.

Because 12b-1 fees are paid out of Class N's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class N plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class N shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class N.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Class N's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This
information has been audited by    Deloitte & Touche LLP    ,
independent accountants, whose report   s    , along with    each
fund'   s     financial highlights and financial statements, are
included in    each     fund'   s     annual report.        A free
copy of the annual report is available upon request.

   DESTINY I - CLASS N

Year ended September 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.76
period

Income from Investment
Operations

 Net investment income D          .08

 Net realized and unrealized      (1.39)G
gain (loss)

 Total from investment            (1.31)
operations

Net asset value, end of period   $ 26.45

TOTAL RETURN B, C                 (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 256
(000 omitted)

Ratio of expenses to average      1.18% A
net assets

Ratio of expenses to average      1.17% A, F
net assets after expense
reductions

Ratio of net investment           .68% A
income to average net assets

Portfolio turnover                36%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

   DESTINY II - CLASS N

Year ended September 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.35
period

Income from Investment
Operations

 Net investment income (loss)D    .00

 Net realized and unrealized      (.63)G
gain (loss)

 Total from investment            (.63)
operations

Net asset value, end of period   $ 14.72

TOTAL RETURN B, C                 (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,524
(000 omitted)

Ratio of expenses to average      1.35% A
net assets

Ratio of expenses to average      1.33% A, F
net assets after expense
reductions

Ratio of net investment           (.07)% A
income (loss) to average net
assets

Portfolio turnover                77%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.










[This Page Intentionally Left Blank]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
   1-888-622-3175    .

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-1796

   Fidelity,     Fidelity Investments & (Pyramid) Design and Fidelity
Investments are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

                                                       DESN-pro-1199

DESTINY I AND DESTINY II

FUNDS OF FIDELITY DESTINY PORTFOLIOS

   CLASS O AND CLASS N

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 26, 1999

This statement of additional information (SAI) is not a prospectus.
Portions of    each fund's     annual report are incorporated herein.
The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated November 26, 1999, or an annual report, please call Fidelity(registered trademark)
at    1-888-622-3175    .

TABLE OF CONTENTS               PAGE

Investment Policies and         17
Limitations

Portfolio Transactions          22

Valuation                       25

Performance                     25

Additional Purchase, Exchange   36
and Redemption Information

Distributions and Taxes         36

Trustees and Officers           36

Control of Investment Advisers  40

Management Contracts            40

Distribution Services           44

Transfer and Service Agent      45
Agreements

Description of the Trust        45

Financial Statements            46

Appendix                        46


For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

                                                   DESN-ptb-1199
                                                    1.537916.102

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF DESTINY I AND DESTINY II

THE FOLLOWING ARE EACH FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) Each fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) Each fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) Each fund does not currently intend to purchase securities on margin, except that each fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) Each fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, each fund were in a position where
more than 10% of its net assets    were     invested in illiquid
securities, it would consider appropriate steps to protect liquidity.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 31.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

   DEBT SECURITIES     are used by issuers to borrow money. The issuer
usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices,
such as the Standard & Poor's 500 Index (S&P 500   (registered
trademark)    ). Futures can be held until their delivery dates, or
can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a
market   ,     and (4) the nature of the security and the market in
which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES   .     including shares of
closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
   (NYSE)     and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended September 30, 1999 and 1998, the
portfolio turnover rates were    36    % and    27    %, respectively,
for Destiny        I and    77    % and    106    %, respectively, for
Destiny II. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

The following table shows the total amount of brokerage commissions paid by each fund.

            Fiscal Year Ended  Total Amount Paid

Destiny I   September 30

1999                           $ 4,365,696

1998                           $ 2,570,840

1997                           $ 2,584,748

Destiny II  September 30

1999                           $ 5,105,348

1998                           $ 4,980,133

1997                           $ 1,650,699


Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and FBS, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage
commissions for the fiscal year ended    1999. NFSC     is paid on a
commission basis.


                                           Total Amount Paid

                    Fiscal Year Ended      To NFSC                      To FBS

Destiny I           September 30

1999                                       $ 475,612                    $ 0

1998                                       $ 379,953                    $ 6,480

1997                                       $ 325,801                    $ 66,245

Destiny II          September 30

1999                                       $ 336,677                    $ 0

1998                                       $ 737,785                    $ 3,960

1997                                       $ 206,961                    $ 38,055

                    Fiscal Year Ended1999  % of  Aggregate Commissions  % of Aggregate Dollar Amount
                                           Paid to NFSC                 of Transactions Effected
                                                                        through NFSC

Destiny I(dagger)   September 30            10.89%                       19.08%

Destiny II(dagger)  September 30            6.59%                        11.41%



(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.


            Fiscal Year Ended 1999  $ Amount of  Commissions Paid  $ Amount of  Brokerage
                                    to Firms  that Provided        Transactions  Involved*
                                    Research Services*

Destiny I   September 30             $ 4,143,532                    $ 3,852,259,691

Destiny II  September 30              4,687,702                      5,181,922,057



* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week long-term moving averages for each class of each fund are shown in the table below.

Fund                   13-Week Long-Term  Moving  39-Week Long-Term  Moving
                       Average                    Average

Destiny I - Class O*   $ 28.09                    $ 27.53

Destiny I - Class N*   $ 28.02                    N/A

Destiny II - Class O*  $ 15.46                    $ 15.10

Destiny II - Class N*  $ 15.42                    N/A


*  On September 24, 1999.

HISTORICAL    DESTINY     PLAN RESULTS. The following tables show
   each Destiny     Plan   '    s returns for the    fiscal
    periods ended September 30, 1999   . The returns in the following
table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees (Class O) for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments. Because the returns assume a lump sum investment, they do not reflect what investors would have earned if they had made only regular monthly investments over the period. Consult the Destiny Plans' Prospectuses for more complete information on applicable charges and fees.

   Class N has a 12b-1 fee of 0.25% which is included in the average annual returns.

                              Average Annual Returns   *

                    One Year  Five Years  Ten Years  Fifteen Years

Destiny Plans I: O   -43.12%   16.76%      16.36%     18.08%

Destiny Plans I: N   -40.96%   17.61%      16.30%     17.70%


   * Initial offering of Class N for each fund took place on April 30, 1999. Class N returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

                               Average Annual Returns   *

                     One Year  Five Years  Ten Years  Life of Plan

Destiny Plans II: O   -37.83%   17.91%      17.51%     21.11%

Destiny Plans II: N   -35.42%   18.78%      17.45%     20.78%


   * Initial offering of Class N for each fund took place on April 30, 1999. Class N returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

HISTORICAL FUND RESULTS. The following table shows each class's
returns for the fiscal periods ended September 30   , 1999    .

   Returns for each fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees (Class O). Returns for each fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees (Class O) was included.

Class N has a 12b-1 fee of 0.25% which is included in the average annual and cumulative returns.


                     Average Annual Returns*                         Cumulative Returns*

                     One Year                 Five Years  Ten Years  One Year             Five Years  Ten Years

Destiny I-Class O     18.99%                   21.13%      17.91%     18.99%               160.81%     419.28%

Destiny II-Class O    30.06%                   22.32%      19.07%     30.06%               173.88%     472.62%

Destiny I-Class N*    17.99%                   20.09%      16.89%     17.99%               149.81%     376.18%

Destiny II-Class N*   29.07%                   21.29%      18.05%     29.07%               162.52%     425.50%



   * Initial offering of Class N for each fund took place on April 30, 1999. Class N returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 15-year period ended September 30, 1999 or life of fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the 15-year period ended September 30, 1999, a hypothetical $10,000 investment in Class O of Destiny I would have grown to
$   135,745    .


DESTINY I - CLASS O                                                                                             INDEXES

Fiscal Year
Ended          Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

1999           $ 24,083                  $ 20,023                      $ 91,639                     $ 135,745    $ 119,449

1998           $ 22,305                  $ 16,657                      $ 75,121                     $ 114,083    $ 93,462

1997           $ 22,759                  $ 14,839                      $ 67,335                     $ 104,933    $ 85,709

1996           $ 18,521                  $ 10,342                      $ 48,130                     $ 76,993     $ 61,025

1995           $ 17,042                  $ 7,958                       $ 41,353                     $ 66,353     $ 50,714

1994           $ 16,062                  $ 6,258                       $ 29,727                     $ 52,047     $ 39,086

1993           $ 15,299                  $ 5,653                       $ 25,395                     $ 46,347     $ 37,697

1992           $ 13,648                  $ 4,370                       $ 18,512                     $ 36,530     $ 33,357

1991           $ 14,283                  $ 3,852                       $ 14,067                     $ 32,202     $ 30,036

1990           $ 10,045                  $ 2,251                       $ 9,298                      $ 21,594     $ 22,897

1989           $ 13,476                  $ 2,353                       $ 10,312                     $ 26,141     $ 25,230

1988           $ 10,817                  $ 1,450                       $ 7,503                      $ 19,770     $ 18,970

1987           $ 13,476                  $ 1,290                       $ 7,432                      $ 22,198     $ 21,645

1986           $ 10,789                  $ 765                         $ 3,645                      $ 15,199     $ 15,090

1985           $ 9,800                   $ 402                         $ 997                        $ 11,199     $ 11,453




DESTINY I - CLASS O  INDEXES


Fiscal Year Ended    DJIA       Cost of Living

1999                 $ 133,736  $ 15,990

1998                 $ 99,889   $ 15,610

1997                 $ 99,495   $ 15,352

1996                 $ 72,290   $ 15,029

1995                 $ 57,593   $ 14,590

1994                 $ 45,060   $ 14,229

1993                 $ 40,567   $ 13,819

1992                 $ 36,253   $ 13,457

1991                 $ 32,461   $ 13,067

1990                 $ 25,475   $ 12,638

1989                 $ 26,916   $ 11,905

1988                 $ 20,354   $ 11,410

1987                 $ 24,128   $ 10,952

1986                 $ 15,938   $ 10,495

1985                 $ 11,548   $ 10,314



Explanatory Notes: With an initial investment of $10,000 in Class O of
Destiny I on October 1, 198   4    , the net amount invested in Class
O shares was        $10,000. The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   82,215    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,592     for
dividends and $   21,134     for capital gain distributions.

During the period from December 30, 1985 (commencement of operations) to September 30, 1999, a hypothetical $10,000 investment in Class O of
Destiny II would have grown to $   156,923    .


DESTINY II - CLASS O                                                                                              INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

1999            $ 44,280                  $ 15,551                      $ 97,092                     $ 156,923    $ 89,246

1998            $ 42,210                  $ 13,726                      $ 64,723                     $ 120,659    $ 69,830

1997            $ 43,200                  $ 11,927                      $ 58,014                     $ 113,141    $ 64,037

1996            $ 34,830                  $ 7,806                       $ 41,344                     $ 83,980     $ 45,595

1995            $ 31,720                  $ 5,558                       $ 35,475                     $ 72,753     $ 37,891

1994            $ 28,550                  $ 3,820                       $ 24,927                     $ 57,297     $ 29,203

1993            $ 26,680                  $ 3,340                       $ 20,831                     $ 50,851     $ 28,166

1992            $ 22,750                  $ 2,326                       $ 14,747                     $ 39,823     $ 24,923

1991            $ 23,600                  $ 1,818                       $ 10,214                     $ 35,632     $ 22,441

1990            $ 16,490                  $ 919                         $ 5,277                      $ 22,686     $ 17,107

1989            $ 21,480                  $ 517                         $ 5,408                      $ 27,405     $ 18,850

1988            $ 18,220                  $ 127                         $ 2,953                      $ 21,300     $ 14,173

1987            $ 20,860                  $ 0                           $ 2,267                      $ 23,127     $ 16,172

1986*           $ 14,780                  $ 0                           $ 285                        $ 15,065     $ 11,274





DESTINY II - CLASS O  INDEXES

Fiscal Year Ended     DJIA      Cost of Living**

1999                  $ 98,266  $ 15,361

1998                  $ 73,396  $ 14,995

1997                  $ 73,107  $ 14,748

1996                  $ 53,117  $ 14,437

1995                  $ 42,318  $ 14,016

1994                  $ 33,109  $ 13,669

1993                  $ 29,807  $ 13,275

1992                  $ 26,638  $ 12,928

1991                  $ 23,852  $ 12,553

1990                  $ 18,718  $ 12,141

1989                  $ 19,777  $ 11,436

1988                  $ 14,956  $ 10,961

1987                  $ 17,728  $ 10,522

1986*                 $ 11,711  $ 10,082



* From December 30, 1985 (commencement of operations).

   ** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class O of
Destiny II on    December 30, 1985    , the net amount invested in
Class O shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   86,632    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,970     for
dividends and $   31,665     for capital gain distributions.

During the 15-year period ended September 30, 1999, a hypothetical $10,000 investment in Class N of Destiny I would have grown to
$   119,194    .

DESTINY I - CLASS N               INDEXES

Fiscal Year Ended    Total Value  S&P 500    DJIA       Cost of Living

1999                 $ 119,194    $ 119,449  $ 133,736  $ 15,990

1998                 $ 101,019    $ 93,462   $ 99,889   $ 15,610

1997                 $ 93,734     $ 85,709   $ 99,495   $ 15,352

1996                 $ 69,369     $ 61,025   $ 72,290   $ 15,029

1995                 $ 60,305     $ 50,714   $ 57,593   $ 14,590

1994                 $ 47,713     $ 39,086   $ 45,060   $ 14,229

1993                 $ 42,860     $ 37,697   $ 40,567   $ 13,819

1992                 $ 34,074     $ 33,357   $ 36,253   $ 13,457

1991                 $ 30,300     $ 30,036   $ 32,461   $ 13,067

1990                 $ 20,493     $ 22,897   $ 25,475   $ 12,638

1989                 $ 25,031     $ 25,230   $ 26,916   $ 11,905

1988                 $ 19,094     $ 18,970   $ 20,354   $ 11,410

1987                 $ 21,631     $ 21,645   $ 24,128   $ 10,952

1986                 $ 14,938     $ 15,090   $ 15,938   $ 10,495

1985                 $ 11,102     $ 11,453   $ 11,548   $ 10,314


   Explanatory Notes: With an initial investment of $10,000 in Class N of Destiny I on April 30, 1999, the net amount invested in Class N shares was $10,000. Initial offering of Class N for each fund took place on April 30, 1999. Class N returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

During the period from December 30, 1985 (commencement of operations of Class O) to September 30, 1999, a hypothetical $10,000 investment
in Class N of Destiny II would have grown to $   139,328    .

DESTINY II - CLASS N               INDEXES

Fiscal Year Ended     Total Value  S&P 500   DJIA      Cost of Living**

1999                  $ 139,328    $ 89,246  $ 98,266  $ 15,361

1998                  $ 107,951    $ 69,830  $ 73,396  $ 14,995

1997                  $ 102,117    $ 64,037  $ 73,107  $ 14,748

1996                  $ 76,452     $ 45,595  $ 53,117  $ 14,437

1995                  $ 66,810     $ 37,891  $ 42,318  $ 14,016

1994                  $ 53,072     $ 29,203  $ 33,109  $ 13,669

1993                  $ 47,515     $ 28,166  $ 29,807  $ 13,275

1992                  $ 37,533     $ 24,923  $ 26,638  $ 12,928

1991                  $ 33,877     $ 22,441  $ 23,852  $ 12,553

1990                  $ 21,752     $ 17,107  $ 18,718  $ 12,141

1989                  $ 26,513     $ 18,850  $ 19,777  $ 11,436

1988                  $ 20,786     $ 14,173  $ 14,956  $ 10,961

1987                  $ 22,771     $ 16,172  $ 17,728  $ 10,522

1986*                 $ 14,960     $ 11,274  $ 11,711  $ 10,082


   * From December 30, 1985 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class N of Destiny II on April 30, 1999, the net amount invested in Class N shares was $10,000. Initial offering of Class N for each fund took place on April 30, 1999. Class N returns prior to April 1, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class's performance may also be compared to that of the index representing the universe of securities in which the fund may invest. The return of the index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each fund may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of September 30, 1999, FMR advised over $   3    3 billion in
municipal fund assets, $   131     billion in taxable fixed-income
fund assets, $   135     billion in money market fund assets,
$   541     billion in equity fund assets, $   16     billion in
international fund assets, and $   43     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (69), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Vice President of Destiny I and Destiny II, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (37), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (67), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste
Management    , Inc. (non-hazardous waste, 1993), CH2M Hill Companies
(engineering),    Bonneville Pacific (independent power and petroleum
production).     In addition, he is a member of advisory boards of
Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (67), Trustee. Mrs. Davis    is retired from Avon
Products, Inc. where she held various positions including     Senior
Vice President of Corporate Affairs    and Group Vice President
    of    U.S. sales, distributions, and manufacturing    . She is
currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards,
Inc.   ,     Nabisco Brands, Inc.   , and Standard Brands, Inc.     In
addition, she is a member of the    Board of Directors of the
Southampton Hospital in Southampton, N.Y. (1998).

   ROBERT M. GATES (56), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (automotive, space, defense, and information technology). Mr. Gates previously served as a Director of LucasVarity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A & M University (1999-2000). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

*PETER S. LYNCH (56), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

   WILLIAM O. McCOY (65), Trustee (1997), is the Interim Chancellor for the University of North Carolina at Chapel Hill. Previously he had served from 1995 through 1998 as Vice President of Finance for the University of North Carolina (16-school system). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Duke-Weeks Realty Corporation (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), the Kenan Transport Company (trucking, 1996), and Dynatech Corporation (electronics, 1999). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy served as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994-1998) and currently serves on the Board of Visitors of the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

   GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

   MARVIN L. MANN (66), Trustee (1993), is Chairman Emeritus, of Lexmark International, Inc. (office machines, 1991) where he still remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Dynatech Corporation (electronics, 1999).

ROBERT C. POZEN (53), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

   THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

BETH TERRANA (42), is Vice President of Fidelity Destiny II (1998), and other funds advised by FMR. Prior to her current responsibilities, Ms. Terrana managed a variety of Fidelity funds.

GEORGE VANDERHEIDEN (53), is Vice President of Fidelity Destiny I, and other funds advised by FMR. Prior to his current responsibilities, Mr. Vanderheiden has managed a variety of Fidelity funds.

ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998) and Vice President and Clerk of FDC
(1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

JOHN H. COSTELLO (53), Assistant Treasurer, is an employee of
FMR   .

   T    he following table sets forth information describing the
compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended September 30, 1999, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Destiny IB,C,E               Destiny IIB,D,E              Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 2,265                      $ 1,426                      $ 223,500

Phyllis Burke Davis          $ 2,250                      $ 1,416                      $ 220,500

Robert M. Gates              $ 2,285                      $ 1,439                      $ 223,500

E. Bradley Jones             $ 2,265                      $ 1,426                      $ 222,000

Donald J. Kirk               $ 2,296                      $ 1,447                      $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 2,285                      $ 1,439                      $ 223,500

Gerald C. McDonough          $ 2,821                      $ 1,776                      $ 273,500

Marvin L. Mann               $ 2,249                      $ 1,417                      $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 2,281                      $ 1,436                       $223,500



* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

   *** Effective October 14, 1999, Mr. Lautenbach serves as a member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1053; Phyllis Burke Davis, $1053; Robert M. Gates, $1054; E. Bradley Jones, $1053; Donald J. Kirk, $1053; William O. McCoy, $1053; Gerald C. McDonough, $1229; Marvin L. Mann, $1053; and Thomas R. Williams, $1053.

   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $663; Phyllis Burke Davis, $663; Robert M. Gates, $663; E. Bradley Jones, $663; Donald J. Kirk, $663; William O. McCoy, $663; Gerald C. McDonough, $774; Marvin L. Mann, $663; and Thomas R. Williams, $663.

   E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $895, Destiny I; Ralph F. Cox, $564, Destiny II; Marvin L. Mann, $895, Destiny I; Marvin L. Mann, $564, Destiny II; William O. McCoy, $669, Destiny I; William O. McCoy, $427, Destiny II; Thomas R. Williams, $895, Destiny I; Thomas R. Williams, $564, Destiny II.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of September 30, 1999, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

   As of September 30, 1999, the following owned of record or beneficially 5% or more (up to and including 25%) of Class N's outstanding shares:

   Destiny I: Class N: Ruth E. McCoy, Columbia, MD (22.3%); Vincent and Debbi Todaro, Long Branch, NJ (5.1%); Robert and Christine
Vitrikas, Alexandria, VA (5.1%).

   Destiny II: Class N: Juanita A. Jones, Lynn Haven, FL (12.4%);
Howard F. Burdick Jr., Middletown, RI (6.2%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and
shareholder servicing agent, pricing and bookkeeping agent, and    the
costs associated with     securities lending, each fund or each class
thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Destiny I's performance to that of the S&P 500 or Destiny II's performance to that of the S&P 500.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES


Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 1 billion       .5200%

 3 - 6                .4900              50               .3823

 6 - 9                .4600              100              .3512

 9 - 12               .4300              150              .3371

 12 - 15              .4000              200              .3284

 15 - 18              .3850              250              .3219

 18 - 21              .3700              300              .3163

 21 - 24              .3600              350              .3113

 24 - 30              .3500              400              .3067

 30 - 36              .3450              450              .2024

 36 - 42              .3400              500              .2982

 42 - 48              .3350              550              .2942

 48 - 66              .3250              600              .2904

 66 - 84              .3200              650              .2870

 84 - 102             .3150              700              .2838

 102 - 138            .3100              750              .2809

 138 - 174            .3050              800              .2782

 174 - 210            .3000               850             .2756

 210 - 246            .2950               900             .2732

 246 - 282            .2900               950             .2710

 282 - 318            .2850               1,000           .2689

 318 - 354            .2800               1,050           .2669

 354 - 390            .2750               1,100           .2649

 390 - 426            .2700               1,150           .2631

 426 - 462            .2650               1,200           .2614

 462 - 498            .2600               1,250           .2597

 498 - 534            .2550               1,300           .2581

 534 - 587            .2500               1,350           .2566

 587 - 646            .2463               1,400           .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 Over 1,260           .2167



The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   764     billion of group net assets - the approximate
level for September 1999 - was    0.2801    %, which is the weighted
average of the respective fee rates for each level of group net assets
up to $   764     billion.

Destiny I's individual fund fee rate is 0.17% and Destiny II's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for September 1999, each fund's annual basic fee rate would be calculated as follows:

            Group Fee Rate     Individual Fund Fee Rate     Basic Fee Rate

Destiny I   0.2801%         +  0.17%                     =  0.4501%

Destiny II  0.2801%         +  0.30%                     =  0.5801%


One-twelfth of the basic fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Destiny I and Destiny II is subject to downward adjustment, depending upon whether, and to what extent, the fund's Class O investment performance for the performance period is exceeded by the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for each of Destiny I and Destiny II.

Each percentage point of difference, calculated to the nearest 1.00% (up to a maximum difference of -10.00) is multiplied by a performance adjustment rate of 0.02%.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized performance adjustment rate is limited to -0.24% of each fund's average net assets up to and including
$100,000,000 and -0.20% of each fund's average net assets in excess of $100,000,000 over the performance period.

A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment.

The record of the S&P 500 Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by each fund.


Fund        Fiscal Years Ended September  Performance Adjustment  Management Fees Paid to FMR
            30#

Destiny I   1999                          $ (11,707,748)          $ 21,060,540*

            1998                          $ (9,828,127)           $ 19,657,092*

            1997                          $ (5,561,177)           $ 19,154,944*

Destiny II  1999                          $ (6,765,297)           $ 22,975,734*

            1998                          $ (5,588,522)           $ 18,377,658*

            1997                          $ (3,137,435)           $ 15,305,746*



* Including the amount of the performance adjustment.

# Prior to July 1, 1999, each of Destiny I and Destiny II paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate for each fund was
limited to    (plus/minus)    0.24% of the fund's average net assets
up to and including $100,000,000 and    (plus/minus)    0.20% of the
fund's average net assets in excess of $100,000,000 over the performance period.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, securities
lending    costs    , brokerage commissions, and extraordinary
expenses), which is subject to revision or    discontinuance    . FMR
retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

SUB-ADVISERS. On behalf of Destiny I and Destiny II, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate (including any performance adjustment) with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.

For providing investment advice and research services, fees paid to
   FMR U.K. and FMR Far East     for the past three fiscal years are
shown in the table below.

Fiscal Year Ended September 30  FMR U.K.   FMR Far East

Destiny I

1999                            $ 441,660  $ 288,014

1998                            $ 325,286  $ 311,961

1997                            $ 257,649  $ 238,595

Fiscal Year Ended September 30  FMR U.K.   FMR Far East

Destiny II

1999                            $ 199,188  $ 131,555

1998                            $ 173,011  $ 165,398

1997                            $ 146,081  $ 135,752


   For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K. and FMR Far East on behalf of the funds for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a franchise agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the
Securities Exchange Act of 1934 and a member of the National
Association of Securities Dealers, Inc. The franchise agreements call for each fund to issue a sufficient number of shares, which are continuously offered at NAV, to meet the requirements of all
   Destiny     Plans sold, distributed, and/or issued by FDC.
Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class O and Class N of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class O and Class N and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class N Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.50% of Class N's average net assets determined at the close of business on each day throughout the month. Currently, the Board of Trustees has not approved such payments. The Board of Trustees may approve monthly 12b-1 (distribution) fee payments for Class N of each of Destiny I and Destiny II at an annual rate of up to 0.50% of its average net assets only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the class to do so.

Pursuant to the Class N Plan for each fund, FDC is paid a monthly
12b-1 (service) fee at an annual rate of 0.25% of Class N's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class N to intermediaries (such as banks, broker-dealers and other service providers), including its affiliates, for providing shareholder support services. Any amounts of 12b-1 (service) fees paid by Class N that are not reallowed to intermediaries will be returned to Class N of each fund.

For the fiscal year ended September, 1999, Class N of Destiny I paid
FDC 12b-1 (service) fees of $   175    , of which FDC paid $0 to
intermediaries and retained $175. Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported.

For the fiscal year ended September, 1999, Class N of Destiny II paid
FDC 12b-1 (service) fees of $   558    , of which FDC paid $0 to
intermediaries and retained $558. Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported.

Under each Class O Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class O Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. In addition, each Class O Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Class O shares.

Under each Class N Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class N Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class N shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class N shares.

   Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1999 amounted to $862,056 for Class O of Destiny I and $637,944 for Class O of Destiny II.

For Class N of Destiny I and Class N of Destiny II, FMR made no payments through FDC to intermediaries for the fiscal year ended 1999.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Class O Plan does not authorize payments by Class O of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class N Plan does not provide for specific payments by Class N of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

FSC receives no fees for providing transfer agency services for Class
O shares in a    Destiny     Plan account. For providing transfer
agency services for Class O shares in a non-   Destiny     Plan
account, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

For providing transfer agency services for Class N shares in a
   Destiny     Plan account, FSC receives a    monthly     fee equal
to the aggregate of certain fees payable by Class    N
shareholders based on monthly    Destiny     Plan payment amounts or
per transaction. The transfer agency fees paid by Class N to FSC will not exceed an annual rate of 0.63% of Class N's monthly net assets.

 FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0450% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund        1999       1998       1997

Destiny I   $ 923,683  $ 824,006  $ 810,796

Destiny II  $ 893,302  $ 812,105  $ 806,279


For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

   Securities lending fees paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund        1999     1998  1997

Destiny I   $ 980    $ 0   $ 0

Destiny II  $ 2,820  $ 0   $ 0


DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Destiny I and Destiny II are funds of Fidelity Destiny Portfolios, an open-end management investment company organized as a Massachusetts business trust on June 20, 1984.
Currently, there are 2 funds in Destiny Portfolios: Destiny I and
Destiny II. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR.    Deloitte & Touche LLP, 200 Berkeley Street, Boston
Massachusetts     serves as independent accountant for each fund. The
auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended September 30, 1999, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Fidelity Investments and Magellan are registered trademarks of FMR Corp.

   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

Fidelity Destiny Portfolios

PART C - OTHER INFORMATION

 Item 23. Exhibits

 (a) Amended and Restated Declaration of Trust, dated June 16, 1999, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 67.

 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

 (c)  Not applicable.

 (d) (1) Management Contract, dated July 1, 1999, between Destiny I and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(1) of Post-Effective
         Amendment No. 67.

     (2) Management Contract, dated July 1, 1999, between Destiny II and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(2) of Post-Effective
         Amendment No. 67.

     (3) Sub-Advisory Agreement, dated July 1, 1999, between Fidelity Management & Research Company, on behalf of Destiny I, and Fidelity Management & Research (U.K.) Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective
         Amendment No. 67.

     (4) Sub-Advisory Agreement, dated July 1, 1999, between Fidelity Management & Research Company, on behalf of Destiny I, and Fidelity Management & Research (Far East) Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 67.

     (5) Sub-Advisory Agreement, dated July 1, 1999, between Fidelity Management & Research Company, on behalf of Destiny II, and Fidelity Management & Research (U.K.) Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective
         Amendment No. 67.

     (6) Sub-Advisory Agreement, dated July 1, 1999, between Fidelity Management & Research Company, on behalf of Destiny II, and Fidelity Management & Research (Far East) Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 67.

 (e) (1) Franchise Agreement, dated March 30, 1999, between
         Registrant, on behalf of Destiny I, and Fidelity Distributors Corporation, is filed herein as Exhibit e(1).

     (2) Franchise Agreement, dated March 30, 1999, between
         Registrant, on behalf of Destiny II, and Fidelity
         Distributors Corporation, is filed herein as Exhibit e(2).

 (f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

 (g) (1) Custodian Agreement, and Appendix C, dated February 1, 1996, between State Street Bank and Trust Company and the
         Registrant are incorporated herein by reference to Exhibit 8(b) of Fidelity Institutional Trust's (File No. 33-15983) Post-Effective Amendment No. 22.

     (2) Appendix A, dated November 19, 1998, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit g(2) of Fidelity Advisor Series VIII's (File No. 2-86711) Post-Effective Amendment No. 53.

     (3) Appendix B, dated September 16, 1999, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit g(11) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

     (4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit g(4) of Fidelity Advisor Series VIII's (File No. 2-86711) Post-Effective Amendment No. 54.

     (5) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to
         Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (6) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated
         February 12, 1996, is incorporated herein by reference to
         Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post Effective Amendment No. 31.

     (7) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to
         Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

     (9) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
         Post-Effective Amendment No. 31.

    (10) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

 (h)  Not applicable.

 (i) (1) Legal Opinion of Kirkpatrick & Lockhart LLP for Classes O and N of Destiny I and Destiny II, dated November 17, 1999, is filed herein as Exhibit i(1).

 (j) (1) Consent of Deloitte & Touche LLP, dated November 22, 1999, is filed herein as Exhibit j(1).

     (2) Consent of PricewaterhouseCoopers LLP, dated November 22, 1999, is filed herein as Exhibit j(2).

 (k)  Not applicable.

 (l)  Not applicable.

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
         Destiny I: Class O is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 67.

     (2) Distribution and Service Plan pursuant to Rule 12b-1 for
         Destiny II: Class O is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 67.

     (3) Distribution and Service Plan pursuant to Rule 12b-1 for
         Destiny I: Class N is incorporated herein by reference to
         Exhibit 15(a) of Post-Effective Amendment No. 66.

     (4) Distribution and Service Plan pursuant to Rule 12b-1 for
         Destiny II: Class N is incorporated herein by reference to
         Exhibit 15(b) of Post-Effective Amendment No. 66.

 (n)  Not applicable.

 (o) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated herein by reference to
         Exhibit 18(a) of Post-Effective Amendment No. 66.

     (2) Schedule I to Multiple Class of Shares Plan pursuant to Rule 18f-3 on behalf of Fidelity Destiny Portfolios is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment No. 66.

Item 24. Trusts Controlled by or under Common Control with this Trust

  The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25.  Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 5 of the Franchise Agreement, the Registrant shall indemnify and hold harmless Fidelity Distributors Corporation (Distributors) and each person, if any, subjected to liability because of connection with Distributors and their respective successors (all hereinafter in this paragraph referred to as the "Defendants") against any liability, claims, damage or expense (including, unless the Registrant elects to assume the defense, the reasonable cost of investigating and defending any alleged liability, claim, damage, or expense and reasonable counsel fees in connection therewith), joint or several, arising by reason of any person acquiring any Plans for Registrant shares on the ground that the registration statement or prospectus for shares of the Registrant includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make statements therein not misleading, unless such statement or omission occurred by reason of a variance in the prospectus prepared by Distributors from the prospectus as contained in the composition, etc., supplied by the Registrant or was made in reliance upon information furnished by Distributors for use therein. In no case is the indemnity of the Registrant in favor of Distributors or any person indemnified to be deemed to protect Distributors or any such person against any liability to the Registrant or its security holders to which Distributors or any controlling person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties under this Agreement. Upon the commencement of any suit against any Defendant in respect of which indemnity may be sought as aforesaid, such Defendant shall promptly notify the Registrant, but failure so to notify the Registrant shall not relieve the Registrant from any liability the Registrant may have to the Defendants otherwise than on account of said indemnity agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Chairman
                           and Representative Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East; Director
                           of Strategic Advisers, Inc.;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John Avery                 Vice President of FMR.



Robert Bertelson           Vice President of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Robert C. Chow             Vice President of FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Catherine Collins          Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.



Stephen DuFour             Vice President of FMR.



Margaret L. Eagle          Vice President of FMR and of
                           a fund advised by FMR.



William R. Ebsworth        Vice President of FMR.



David Felman               Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Karen Firestone            Vice President of FMR.



Michael B. Fox             Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp. and
                           Strategic Advisers, Inc.;
                           Vice President of FMR U.K.,
                           FMR Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Vice President Deputy
                           General Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Frederick Hoff             Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Shigeki Makino             Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



James McDowell             Senior Vice President of FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Stephen Petersen           Senior Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           a fund advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Jason Weiner               Vice President of FMR.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Chairman and Representative
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Director of
                        Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Laura B. Cronin         Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President of FMR
                        U.K., FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.



Simon Fraser            Senior Vice President of FMR
                        U.K. and Director and
                        President of FIIA.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President Deputy General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.; Assistant
                        Secretary of FIMM.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.

(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Laura B. Cronin         Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President of FMR
                        Far East and FMR U.K.; Vice
                        President and Treasurer of
                        FMR Corp. and Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President Deputy General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K., and
                        Strategic Advisers, Inc.;
                        Assistant Secretary of FIMM.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        FIJ.






Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices
Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

 *  82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 68 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22th day of November 1999.

      FIDELITY DESTINY PORTFOLIOS
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                      (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          November 22, 1999
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Richard A. Silver             Treasurer                      November 22, 1999


Richard A. Silver



/s/Robert C. Pozen               Trustee                        November 22, 1999


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        November 22, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        November 22, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        November 22, 1999
**

Robert M. Gates



/s/E. Bradley Jones              Trustee                        November 22, 1999
*

E. Bradley Jones



/s/Donald J. Kirk                Trustee                        November 22, 1999
*

Donald J. Kirk



/s/Peter S. Lynch                Trustee                        November 22, 1999
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        November 22, 1999
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        November 22, 1999
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        November 22, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        November 22, 1999
*

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997

Robert M. Gates

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy


/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough


/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann


/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
__________________

Donald J. Kirk